LOANS, FINANCING AND DEBENTURES - Movements (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
LOANS, FINANCING AND DEBENTURES
Beginning of the year	R$ 44,015,645
End of the year	41,638,798
Financing, Loans and Debentures [Member]
LOANS, FINANCING AND DEBENTURES
Beginning of the year	44,015,645	R$ 47,002,033
Interest, charges, Monetary and exchange variations incurred	(368,947)	1,624,845
Interest paid	(612,625)	(493,055)
Amortization of principal	(1,397,057)	(1,530,616)
RGR derecognition	1,782	5,235
End of the year	R$ 41,638,798	R$ 46,608,442